Vessels in Operation, less Accumulated Depreciation - Schedule of Vessels in Operation, Less Accumulated Depreciation (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Cost	$ 1,095,275		$ 1,095,275	$ 1,095,245
Accumulated Depreciation	(283,743)		(283,743)	(248,306)
Vessel impairment	(63,065)	$ (29,357)	(92,422)	(44,700)
Net book value	$ 719,110		$ 719,110	$ 846,939	$ 836,537